PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT [abstract]
Disclosure of property, plant and equipment
13.	PROPERTY, PLANT AND EQUIPMENT

	Oil and gas properties	Vehicles and office equipment and others	Total

Cost:
At January 1, 2017	867,626	5,700	873,326
Additions	48,937	99	49,036
Disposals and write-offs	(2,577)	(914)	(3,491)
Exchange differences	(24,985)	(148)	(25,133)
At December 31, 2017	889,001	4,737	893,738

At January 1, 2018	889,001	4,737	893,738
Additions	57,619	86	57,705
Acquisitions	264	-	264
Disposals and write-offs	(2,751)	(41)	(2,792)
Exchange differences	21,743	115	21,858
At December 31, 2018	965,876	4,897	970,773

Accumulated depreciation, depletion and amortization and impairment:
At January 1, 2017	(439,123)	(1,738)	(440,861)
Depreciation charge for the year	(60,442)	(360)	(60,802)
Impairment	(8,639)	-	(8,639)
Disposals and write-offs	1,185	258	1,443
Exchange differences	10,932	57	10,989
At December 31, 2017	(496,087)	(1,783)	(497,870)

At January 1, 2018	(496,087)	(1,783)	(497,870)
Depreciation charge for the year	(50,239)	(392)	(50,631)
Impairment	(5,790)	-	(5,790)
Disposals and write-offs	1,497	38	1,535
Exchange differences	(10,627)	(53)	(10,680)
At December 31, 2018	(561,246)	(2,190)	(563,436)

Net book value:
At December 31, 2017	392,914	2,954	395,868

At December 31, 2018	404,630	2,707	407,337

Included in the current year's additions was an amount of approximately RMB2,838 million (2017: approximately RMB2,495 million, 2016: approximately RMB1,430 million ) in respect of interest capitalized in property, plant and equipment (note 7). Included also in the depreciation charge for the year was an amount of approximately RMB1,298 million (2017: approximately RMB636 million, 2016: approximately RMB1,609 million) in respect of a depreciation charge on dismantlement cost capitalized in oil and gas properties.

Impairment and provision recognized during the year included the impairment loss to reduce the carrying amount of certain oil and gas properties to the recoverable amount. In 2018, an impairment loss of RMB5,387 million related to certain exploration and evaluation assets in North America was recognized as exploration expenses in profit or loss, primarily triggered by the uncertainty of future development. In 2017, the impairment loss was mainly related to fields in China, Africa and North America primarily due to the revision of the oil and gas price forecast and revision of reserves.

For both years, the recoverable amount was calculated based on the assets' value in use and was determined at the cash-generating unit level. The Company identifies a field or a group of fields that could generate cash inflows independently as a cash-generating unit. The principal parameters used in determining the recoverable amount of the Group's assets include estimates of proved and unproved reserves, future commodity prices that come from the price forecast of respected and independent institutions, combined with internal analysis and judgment of the international market environment, as well as best estimates of drilling and development costs.

The discount rate is derived from the Company's weighted average cost of capital ("WACC") and is adjusted, where applicable, to take into account any specific risks relating to the country where the asset is located as well as the asset specific characteristics, such as specific tax treatments, cash flow profiles and economic life. The discount rate used for value in use calculations was 8% in 2018 after tax (2017: 8%-12% after tax). A derived pre-tax discount rate would be 9% (2017: 8%-15% pre-tax).

In June 2016, the book value of the Long Lake assets was written down to an estimated recoverable amount of RMB33,902 million. While the future operating plan of Long Lake assets is under assessment by management, there had not been any impairment of such assets as at December 31, 2018.

During 2018, the Group wrote off certain oil and gas assets in the North America mainly due to the expiration of lease contracts. Approximately RMB444 million was included in the exploration expenses.